Property, plant and equipment (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Property, plant and equipments [Line Items]
Contractual commitments for acquisition of property, plant and equipment	₨ 10,678,787	₨ 6,651,423
Property, plant and equipment, pledged as security	16,910,327	14,045,705
Borrowing costs capitalised	₨ 149,297	₨ 22,012